Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade payables	$ 487,543	$ 434,672
Related parties – note 20 (a)	12,482	8,616
Total	$ 500,025	$ 443,288